UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices)(Zip code)

Christopher E. Kashmerick

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Mirzam Capital Appreciation Fund

Semi-Annual Report

January 31, 2011

Fund Advisor:

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, Florida 33469

Toll Free (888) 693-8056

Mirzam Capital Appreciation Fund [MIRZX]

During the six-month period July 31, 2010 to January 31, 2011, Mirzam Capital Appreciation Fund [MIRZX] appreciated by +15.54%, compared to an increase of +17.93% for the S&P 500 Index and an increase of +16.28% for the MSCI EAFE index.

For the past 12 months, MIRZX, the S&P 500 and MSCI EAFE returned +17.25%, +22.20% and +16.11%, respectively. For the past three years, ended January 31, 2011, MIRZX, the S&P 500 and MSCI EAFE returned +5.29%, -0.13% and -8.09%, respectively.

Mirzam offers investors a concentrated portfolio of stocks (currently 57 stocks) that we believe include some of the world’s best companies. Great companies command a dominant position in their markets. They aim to generate healthy streams of free cash flow that they distribute liberally to shareholders. Most importantly, they place the interests of shareholders above those of executives.

Employee stock option programs essentially transfer shareholder wealth to executives. Through our extensive due diligence process, we search out companies that reject this form of executive compensation or use it very sparingly. Stock option programs dilute shareholders and, contrary to conventional thinking, misalign the short-term compensation objectives of executives with the long-term wealth accumulation goals of shareholders.

Once we allocate capital to these standout companies, we hold them for the long haul. Consequently, the fund’s portfolio turnover is very low. This characteristic makes the fund more tax efficient and contains trading costs. It also provides a measure of certainty to shareholders of MIRZX with regard to what they own, knowing that we are not about to churn or flip the portfolio on them.

The companies in the fund conduct business all over the globe, representing commodities, energy, telecommunications, pharmaceuticals, industrial materials, chemicals, utilities, and consumer staples. The portfolio has little, if any, direct exposure to media, technology, and financials.

Industrial materials make up approximately 39% of the portfolio, Energy 20%, Telecommunications 14%, Healthcare 11% and Business Services 8%. US stocks comprise approximately 33% of the portfolio. Companies domiciled in the Americas comprise approximately 58% of the portfolio, in Greater Europe (including Israel) 28% of the portfolio and Greater Asia 14%. The average market capitalization of the stocks in the portfolio is approximately $14.8 billion. Approximately 70% of the portfolio is invested in developed markets and 29% in emerging markets. These statistics are approximations, because a European-based company could easily derive more than 50% of its revenues in the US. Similarly, it is not unusual for large cap US companies to derive more than 50% of their revenues from abroad.

We want to thank our shareholders for their long-term commitment to the fund, which has served them particularly well over the last three years. Mirzam is not suitable for investors who want to park their cash while they await more favorable market conditions.

The fund has had a good six- and 12-month period behind it. We are confident that the global economy is improving, which augers well for future returns. However, it would be unrealistic to believe that volatility and market shocks of all kinds will not arise from time to time. The best way to deal with such eventualities is to know what you own and have faith that these companies will ride the storm and emerge better able to face the opportunities in a recovering market now populated by fewer competitors, because only the fittest survive. Long-term investors with confidence in their portfolios do not panic. We encourage our shareholders to buy into our long-term approach to investing.

Performance Results – (Unaudited)

Total Returns (For the periods ended January 31, 2011)

	Six Months	One Year	Average Annual Total Return* Since Inception (August 4, 2007)
Mirzam Capital Appreciation fund	15.54%	17.25%	3.21%
S&P 500® Index**	17.93%	22.20%	-1.34%

Total annual operating expenses, as disclosed in the Fund's prospectus dated November 29, 2010 were 4.44% of average daily net assets (1.51% after fee waivers/expense reimbursements by the Advisor.) The Advisor contractually has agreed to cap certain operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) of the Fund through

November 30, 2013.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-693-8056.

*    Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Standard & Poor’s 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns of the Index are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on August 14, 2007 (commencement of Fund operations) and held through January 31, 2011. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Mirzam Capital Appreciation Fund, and to obtain performance data current to the most recent month end or to request a copy of the prospectus, please call 1-888-693-8056. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Fund Holdings – (Unaudited)

1 As a percentage of net assets.

The investment objective of the Mirzam Capital Appreciation Fund is long-term capital appreciation.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mirzam Capital Appreciation Fund	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During the Period* August 1, 2010 - January 31, 2011
Actual	$1,000.00	$1,155.44	$9.46
Hypothetical**	$1,000.00	$1,016.42	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

Mirzam Capital Appreciation Fund

Schedule of Investments

January 31, 2011

(Unaudited)

Common Stocks - 92.83%	Shares	Fair Value
Agriculture Chemicals - 4.16%
Syngenta AG (b)	5,000	$323,150

Biological Products (No Diagnostic Substances)—1.06%
Gilead Sciences, Inc. (a)	2,150	82,517

Bituminous Coal & Lignite Surface Mining—1.88%
Yanzhou Coal Mining Co., Ltd. (b)	5,000	145,900

Cable & Other Pay Television Services—0.64%
Net Servicos de Comunicacao S.A. (a) (b)	4,400	49,808

Cement, Hydraulic—2.13%
Eagle Materials, Inc.	5,700	165,300

Crude Petroleum & Natural Gas—6.83%
Pengrowth Energy Corp.	12,120	153,803
PetroChina Co., Ltd. (b)	1,100	153,197
Unit Corp. (a)	4,380	224,256

		531,256

Cutlery, Handtools & General Hardware—1.07%
Simpson Manufacturing Co., Inc.	2,800	83,300

Deep Sea Foreign Transportation of Freight—4.01%
DryShips, Inc. (a)	6,900	33,258
Ship Finance International, Ltd.	13,900	278,139

		311,397

Drilling Oil & Gas Wells—1.94%
Precision Drilling Corp. (a)	14,361	150,934

Electric Services—2.32%
CPFL Energia S.A. (b)	2,400	180,504

Electromedical & Electrotherapeutic Apparatus—1.60%
Medtronic, Inc.	3,250	124,540

Electronic & Other Electrical Equipment (No computer Equipment)—2.58%
Emerson Electric Co.	3,400	200,192

Food & Kindred Products—3.25%
Campbell Soup Co.	2,000	68,280
Nestle SA (b)	3,400	184,348

		252,628

General Industrial Machinery & Equipment—0.83%
Illinois Tool Works, Inc.	1,200	64,188

Industrial Inorganic Chemicals—0.35%
Praxair, Inc.	290	26,982

Industrial Organic Chemicals—2.10%
Methanex Corp.	6,000	163,560

Metal Mining—5.16%
Freeport-McMoRan Copper & Gold, Inc.	600	65,250
Southern Copper Corp.	7,500	336,150

		401,400

Natural Gas Transmission—2.99%
TransCanada Corp.	6,370	232,760

Oil & Gas Field Exploration Services—2.21%
Compagnie Generale de Geophysique—Veritas (a) (b)	5,650	172,043

Perfumes, Cosmetics & Other Toilet Preparations—0.99%
Colgate-Palmolive Co.	1,000	76,770

Petroleum Refining—2.58%
Statoil ASA (b)	8,200	200,244

See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund

Schedule of Investments—continued

January 31, 2011

(Unaudited)

Common Stocks - 92.83% - continued	Shares	Fair Value
Pharmaceutical Preparations - 7.72%
GlaxoSmithKline PLC (b)	2,200	$79,926
Johnson & Johnson	2,150	128,505
Pfizer, Inc.	7,100	129,362
Teva Pharmaceutical Industries, Ltd. (b)	4,800	262,320

		600,113

Plastics, Materials, Synthetic Resins, & Nonvulcan Elastomers—1.37%
Dow Chemical Company / The	3,000	106,440

Primary Production of Aluminum—2.20%
Aluminum Corporation of China, Ltd. (a) (b)	6,900	170,775

Radiotelephone Communications—1.78%
SK Telecom Co., Ltd. (b)	2,080	35,984
Tele Norte Leste Participacoes S.A. (b)	2,100	33,222
VimpelCom, Ltd. (b)	5,000	69,200

		138,406

Railroads, Line-Haul Operating—1.14%
Canadian National Railway Co.	1,300	88,270

Retail—Family Clothing Stores—0.51%
Buckle, Inc. / The	1,100	39,325

Retail—Variety Stores—0.47%
Wal-Mart Stores, Inc.	650	36,446

Secondary Smelting & Refining of Nonferrous Metals—1.55%
Titanium Metals Corp. (a)	6,400	120,640

Semiconductors & Related Devices—0.78%
Linear Technology Corp.	1,750	60,882

Services—Business Services—0.48%
Ritchie Bros. Auctioneers, Inc.	1,500	37,395

Services—Engineering, Accounting, Research, Management—2.06%
Paychex, Inc.	5,000	160,000

Soap, Detergent, Cleaning Preparations, Perfume, Cosmetics—0.40%
Church & Dwight Co., Inc.	450	30,964

Specialty Cleaning, Polishing and Sanitation Preparations—0.40%
Clorox Company / The	500	31,445

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)—11.24%
APERAM (a) (c)	150	6,112
ArcelorMittal (c)	3,000	109,440
Carpenter Technology Corp.	3,000	123,450
Gerdau S.A. (b)	11,300	149,725
Tenaris S.A. (b)	4,500	212,265
Ternium S.A. (b)	7,000	272,580

		873,572

Surgical & Medical Instruments & Apparatus—0.79%
China Medical Technologies, Inc. (a) (b)	5,000	61,400

Telephone Communications (No Radiotelephone)—8.68%
America Movil SAB de C.V.—Series A (b)	850	48,238
China Mobile, Ltd. (b)	4,700	230,958
PT Telekomunikasi Indonesia (b)	2,500	84,050
Telefonica S.A. (b)	9,000	226,170
Turkcell Iletisim Hizmetleri A.S. (b)	5,500	85,030

		674,446

Women’s, Misses’, and Juniors Outerwear—0.58%
Cherokee, Inc.	2,800	44,884

TOTAL COMMON STOCKS (Cost $6,464,486)		7,214,776

See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund

Schedule of Investments—continued

January 31, 2011

(Unaudited)

Limited Partnerships - 0.59%	Shares	Fair Value
Terra Nitrogen Co., L.P.	425	46,053

TOTAL LIMITED PARTNERSHIPS (Cost $52,368)		46,053

Money Market Securities—7.20%
Huntington Money Market Fund—Trust Shares, 0.01% (d)	559,489	559,489

TOTAL MONEY MARKET SECURITIES (Cost $559,489)		559,489

TOTAL INVESTMENTS (Cost $7,076,343)—100.62%		$7,820,318

Liabilities in excess of other assets—(0.62%)		(48,511)

TOTAL NET ASSETS—100.00%		$7,771,807

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	New York Registered
(d)	Variable rate security; the money market rate shown represents the rate at January 31, 2011.

Diversification of Assets (Unaudited):	Percentage of Net Assets
Bermuda	3.58%
Brazil	5.32%
Britain	1.03%
Canada	10.64%
China	6.84%
France	2.21%
Greece	0.43%
Hong Kong	2.97%
Indonesia	1.08%
Israel	3.38%
Luxembourg	7.72%
Mexico	0.62%
Norway	2.58%
Republic of Korea (South)	0.46%
Russian Federation	0.89%
Spain	2.91%
Switzerland	6.53%
Turkey	1.09%
United States	40.34%
Liabilities in excess of other assets	-0.62%

Total	100.00%

See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund

Statement of Assets and Liabilities

January 31, 2011

(Unaudited)

Assets:
Investments in securities:
At cost	$7,076,343

At fair value	$7,820,318
Receivable due from Advisor (a)	5,624
Dividends receivable	7,085
Prepaid expenses	23,266
Interest receivable	5
Reclaim receivable	630

Total assets	7,856,928

Liabilities:
Payable for investments purchased	49,735
Payable to administrator, fund accountant, and transfer agent	10,838
Payable to trustees and officers	3,479
Accrued 12b-1 fees (a)	6,097
Payable to custodian	493
Other accrued expenses	14,479

Total liabilities	85,121

Net Assets:	$7,771,807

Net Assets consist of:
Paid in capital	$7,143,303
Accumulated undistributed net investment income (loss)	(3,782)
Accumulated net realized gain (loss) on investments	(111,689)
Net unrealized appreciation (depreciation) on investments	743,975

Net Assets:	$7,771,807

Shares outstanding (unlimited number of shares authorized)	729,590

Net asset value and offering price per share	$10.65

Redemption price per share ($10.65 * 98%) (b)	$10.44

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund

Statement of Operations

For the six months ended January 31, 2011

(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $5,103)	$80,335
Interest income	20

Total Investment Income	80,355

Expenses
Investment advisor fee (a)	52,499
Transfer agent expense	18,224
Administration expense	16,062
Fund accounting expense	12,603
Legal expense	11,207
12b-1 fees (a)	8,750
Registration expense	7,304
Auditing expense	7,265
Trustee expense	4,670
CCO expense	4,083
Custodian expense	2,558
Pricing expense	1,994
Miscellaneous expense	801
Insurance expense	701
24F-2 expense	12

Total Expenses	148,733
Less: Waiver & reimbursement by Advisor (a)	(87,762)

Net operating expenses	60,971

Net Investment Income	19,384

Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investment securities	(10,178)
Change in unrealized appreciation (depreciation) on investment securities	969,441

Net realized and unrealized gain (loss) on investment securities	959,263

Net increase (decrease) in net assets resulting from operations	$978,647

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund

Statement of Changes In Net Assets

Increase (decrease) in net assets from:	For the Six Months Ended Janaury 31, 2011 (Unaudited)	Year Ended July 31, 2010
Operations:
Net investment income (loss)	$19,384	$49,620
Long term capital gains from underlying investments	—	1,359
Net realized gain (loss) on investment securities	(10,178)	(39,678)
Change in unrealized appreciation (depreciation) on investment securities	969,441	626,718

Net increase (decrease) in net assets resulting from operations	978,647	638,019

Distributions to shareholders:
From net investment income	(24,570)	(46,520)

Total distributions	(24,570)	(46,520)

Capital Share Transactions:
Proceeds from shares sold	590,830	216,995
Reinvestment of distributions	24,453	46,356
Amount paid for shares redeemed	(7,470)	(73,005)
Redemption fee	3	31

Net increase (decrease) in net assets resulting from capital share transactions	607,816	190,377

Total Increase in Net Assets	1,561,893	781,876

Net Assets
Beginning of period	6,209,914	5,428,038

End of period	$7,771,807	$6,209,914

Accumulated undistributed net investment income (loss) included in net assets at end of period	$(3,782)	$1,404

Capital Share Transactions
Shares sold	56,356	23,361
Shares issued in reinvestment of distributions	2,432	5,253
Shares redeemed	(793)	(7,533)

Net increase (decrease) from capital share transactions	57,995	21,081

See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended January 31, 2011 (Unaudited)		Year Ended July 31, 2010		Year Ended July 31, 2009	Period Ended July 31, 2008 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.25		$8.34		$10.30	$10.00

Income from investment operations:
Net investment income (loss)	0.03		0.07		0.15	0.09	(b)
Net realized and unrealized gain (losses)	1.41		0.91		(1.91)	0.27	(c)

Total income (loss) from investment operations	1.44		0.98		(1.76)	0.36

Less Distributions to shareholders:
From net investment income	(0.04)		(0.07)		(0.16)	(0.07)
From net realized gains	—		—		(0.03)	—
Return of capital	—		—		(0.01)	—

Total distributions	(0.04)		(0.07)		(0.20)	(0.07)

Paid in capital from redemption fees	—	(d)	—	(d)	— (d)	0.01

Net asset value, end of period	$10.65		$9.25		$8.34	$10.30

Total Return (e)	15.54	%(f)	11.79%		-16.67%	3.67	%(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$7,772		$6,210		$5,428	$2,865
Ratio of expenses to average net assets	1.74	%(g)	1.87	%(h)	2.00%	2.00	%(g)
Ratio of expenses to average net assets before reimbursement	4.25	%(g)	4.42%		5.62%	12.60	%(g)
Ratio of net investment income to average net assets	0.56	%(g)	0.81%		2.27%	0.89	%(g)
Ratio of net investment income (loss) to average net assets before reimbursement	-1.95	%(g)	(1.74)%		(1.36)%	(9.72	)%(g)
Portfolio turnover rate	2.77%		2.24%		1.16%	3.07%

(a)	For the period August 14, 2007 (Commencement of Operations) through July 31, 2008.
(b)	Per share net investment income has been calculated using the average shares method.
(c)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.
(d)	Redemption fees resulted in less than $0.005 per share.
(e)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f)	Not annualized.
(g)	Annualized.
(h)	Effective May 1, 2010, the Advisor agreed to waive fees to maintain fund expenses at 1.49%, excluding 12b-1 fees of 0.25%. Prior to that date, the expense cap was 2.00%.

See accompanying notes which are an integral part of these financial statements

Mirzam Capital Appreciation Fund

Notes to the Financial Statements

January 31, 2011

(Unuadited)

NOTE 1. ORGANIZATION

Mirzam Capital Appreciation Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on February 12, 2007 and commenced operations on August 14, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment Advisor is Mirzam Asset Management, LLC (the “Advisor”). The Advisor has retained Bastiat Capital LLC, (the “Sub-Advisor”) to serve as Sub-Advisor to provide portfolio management and related services to the Fund. Bastiat Capital LLC receives a fee from the Advisor (not the Fund) for these services. The investment objective of the Mirzam Capital Appreciation Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended January 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements—(continued)

January 31, 2011

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, and limited partnerships, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements—(continued)

January 31, 2011

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$7,214,776	$—	$—	$7,214,776
Limited Partnerships	46,053	—	—	46,053
Money Market Securities	559,489	—	—	559,489
Total	$7,820,318	$—	$—	$7,820,318

*	Refer to Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. During the fiscal year ended January 31, 2011, there were no significant transfers between Levels 1 and 2.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements—(continued)

January 31, 2011

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the six months ended January 31, 2011, before the waiver described below, the Advisor earned a fee of $52,499 from the Fund. As of May 1, 2010, the Advisor has contractually agreed through November 30, 2013 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), any 12b-1 fees, taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest, and extraordinary litigation expenses do not exceed 1.49% of the Fund’s average daily net assets. Prior to May 1, 2010, the Advisor had contractually agreed to cap expenses at 2.00%. For the six months ended January 31, 2011, the Advisor waived fees of $87,762. At January 31, 2011, the Fund was owed $5,624 from the Advisor for the excess of expenses waived over management fees earned at the end of the fiscal year.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2010 are as follows:

Amount	Recoverable through July 31,
$134,897	2011
$156,464	2012
$156,904	2013

For the six months ended January 31, 2011, $87,762 may be subject to potential repayment by the Fund to the Advisor through July 31, 2014.

The Trust retains Huntington Asset Services, Inc. (“Huntington”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended January 31, 2011, Huntington earned fees of $16,062 for administrative services provided to the Fund. At January 31, 2011, the Fund owed Huntington $4,551 for administrative services. Certain officers of the Trust are members of management and/or employees of Huntington. Huntington operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended January 31, 2011, the Custodian earned fees of $2,558 for custody services provided to the Fund. At January 31, 2011, the Fund owed the Custodian $493 for custody services.

The Trust retains Huntington to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended January 31, 2011, Huntington earned fees of $18,224 from the Fund for transfer agent services. For the six months ended January 31, 2011, Huntington earned fees of $12,603 from the Fund for fund accounting services. At January 31, 2011, the Fund owed Huntington $4,101 for transfer agent services and $2,186 for fund accounting services.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements—(continued)

January 31, 2011

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES—continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended January 31, 2011. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Advisor a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Advisor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Fund’s plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months ended January 31, 2011, the Fund accrued 12b-1 fees of $8,750, of which $6,097 was unpaid to the Advisor at January 31, 2011. If the Advisor is due more monies for its services rendered than are immediately payable because of the 0.25% expense limitation, the unpaid amount shall be carried forward from period to period while the Plan is in effect until such time as it is paid. The Advisor shall not, however, be entitled to charge any interest, carrying, or finance fees in connection with such carried forward amounts.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2011, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$—
Other	507,186

Sales
U.S. Government Obligations	$—
Other	179,477

At January 31, 2011, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$1,290,008
Gross (Depreciation)	(546,033)

Net Appreciation
(Depreciation) on Investments	$743,975

At January 31, 2011, the aggregate cost of securities for federal income tax purposes, was $7,076,343.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements—(continued)

January 31, 2011

(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At January 31, 2011, Wendel & Co., for the benefit of others, owned 74.81% of the outstanding shares of the Fund. Thus, Wendel & Co. may be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On September 30, 2010, the Fund paid an income distribution of $0.0209 per share to shareholders of record on September 29, 2010.

On December 29, 2010, the Fund paid an income distribution of $0.0147 per share to shareholders of record on December 28, 2010.

The tax character of distributions paid for the fiscal years ended July 31, 2010 and 2009 were as follows:

Distributions paid from:	2010	2009
Ordinary income	$59,061	$119,522
Return of capital	—	9,334

	$59,061	$128,856

*	Short-term capital gain distributions are treated as ordinary income for tax purposes.

** The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to $12,541 of allowable foreign tax credits which have been passed through to the Fund’s underlying shareholders.

At July 31, 2010, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,404
Unrealized appreciation (depreciation)	(267,099)
Capital loss carryforward	(59,878)

$(325,573)

The difference between distributable earnings noted above and the book basis net assets is attributable to differences in the character of income generated from certain underlying investments and post-October capital losses in the amount of $36,623.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements—(continued)

January 31, 2011

(Unaudited)

NOTE 9. CAPITAL LOSS CARRYFORWARDS

At July 31, 2010, for federal income tax purposes, the Fund has capital loss carryforwards available to offset future capital gains, if any, in the following amounts:

Amount	Expiring July 31,
$59,878	2018

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 10. SUBSEQUENT EVENTS

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending July 31, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending July 31, 2011.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (888) 693-8056 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Brian L. Blomquist, President

John C. Swhear, Senior Vice President

Christopher E. Kashmerick, Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISOR

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, FL 33469

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of February 16, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By	/s/ Brian L. Blomquist
*	Brian L. Blomquist, President

Date 3/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian L. Blomquist
*	Brian L. Blomquist, President

Date 3/22/11

By	/s/Christopher E. Kashmerick
*	Christopher E. Kashmerick, Treasurer

Date 3/22/11